SEGMENT INFORMATION (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement1 [Line Items]
Revenue	$ 331,046	$ 319,018	$ 409,522
Drybulk carrier business [Member]
Statement1 [Line Items]
Customer risk percentage	10.00%
Revenue	$ 268,445	276,309	341,871
Drybulk carrier business [Member] | Customer one [Member]
Statement1 [Line Items]
Customer risk percentage	10.00%
Revenue	$ 21,200
Tanker business [Member]
Statement1 [Line Items]
Revenue	73,170	$ 65,402	$ 91,191
Tanker business [Member] | Customer one [Member]
Statement1 [Line Items]
Customer risk percentage		10.00%	10.00%
Revenue	15,500	$ 17,300	$ 17,800
Tanker business [Member] | Customer two [Member]
Statement1 [Line Items]
Revenue	8,500	14,300	15,700
Tanker business [Member] | Customer three [Member]
Statement1 [Line Items]
Revenue	7,900	$ 6,300	10,900
Tanker business [Member] | Customer four [Member]
Statement1 [Line Items]
Revenue	$ 7,400		$ 8,900